Net Loss per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 06, 2023	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares
Numerator:
Net loss		$ (9,663)		$ (23,578)		$ (20,666)		$ (47,909)		$ (75,843)		$ (73,325)
Net loss income attributable to common stockholders, basic		(9,663)		(23,578)		(20,666)		(47,909)		(75,843)		(73,325)
Change in fair value of derivative liabilities, net of tax										$ 0		$ 7,350
Change in fair value of derivative instruments, location										Change in fair value of derivative instruments		Change in fair value of derivative instruments
Interest expense on convertible debentures, net of tax										$ 0		$ (3,267)
Net (loss) income attributable to common stockholders, diluted		$ (9,663)		$ (23,578)		$ (20,666)		$ (47,909)		$ (75,843)		$ (77,408)
Denominator:
Weighted average shares outstanding — basic (in shares) | shares		7,864	[1]	5,700	[1]	6,986	[1]	5,667	[1]	5,787	[2]	5,508	[2]
Basic net loss per share (in dollar per share) | $ / shares		$ (1.23)	[1]	$ (4.14)	[1]	$ (2.96)	[1]	$ (8.45)	[1]	$ (13.11)	[2]	$ (13.31)	[2]
Dilutive effect
Weighted average shares outstanding — diluted (in shares) | shares		7,864	[1]	5,700	[1]	6,986	[1]	5,667	[1]	5,787	[2]	5,812	[2]
Diluted net loss per share (in dollar per share) | $ / shares		$ (1.23)	[1]	$ (4.14)	[1]	$ (2.96)	[1]	$ (8.45)	[1]	$ (13.11)	[2]	$ (13.32)	[2]
Reverse stock split ratio	0.0333
Options
Dilutive effect
Add: dilutive effect of convertible debentures (in shares) | shares										0		304

[1]	Shares for the three and six months ended June 30, 2023 have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
[2]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.